Business Combination Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
BUSINESS COMBINATION AGREEMENT

NOTE 2 – BUSINESS COMBINATION AGREEMENT

As discussed more fully in Note 3 below, on July 20, 2020, the Company terminated the Amended and Restated Share Exchange Agreement, dated December 2, 2019, between Blue Valor Limited and the Company, as amended by that First Amendment to the Amended and Restated Share Exchange Agreement, dated March 13, 2020.

On September 18, 2020, the Company and Onyx Enterprises Int’l, Corp., a New Jersey corporation (“Onyx”), entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Excel Merger Sub I, Inc., a Delaware corporation and an indirect wholly owned subsidiary of the Company and directly owned subsidiary of Merger Sub 2 (“Merger Sub 1”), Excel Merger Sub II, LLC, a Delaware limited liability company and direct wholly owned subsidiary of the Company (“Merger Sub 2”), Onyx, and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the stockholder representative pursuant to the terms of Section 11.16 of the Business Combination Agreement (the “Stockholder Representative”).

Onyx is an eCommerce technology company headquartered in Jersey City, NJ. Following the closing of the Business Combination (the “Closing”), the Company will change its legal name from Legacy Acquisition Corp. to PARTS iD, Inc.

Pursuant to the Business Combination Agreement, at the closing, the Company will pay to the Onyx common stockholders, in the form of shares of the Company’s Class A common stock valued at $10.00 per share, an amount equal to the sum of (a) $260,000,000, (b) plus the amount, if any, by which the net working capital of Onyx exceeds a net working capital target, (c) minus the amount, if any, by which the net working capital target exceeds the net working capital of Onyx, (d) plus $25,000,000, which represents cash that will be retained by Onyx, (e) minus the amount of indebtedness of Onyx, (f) minus $20,000,000 to be paid to the holders of the outstanding shares of the preferred stock, no par value per share, of Onyx, (g) minus the amount of all of Onyx’s transaction expenses, (h) minus $3,000,000 (the “Adjustment Reserve Amount”), to be held in reserve by the Company for potential post-closing purchase price adjustments, (i) minus $350,000 for the stockholder representative reserve fund to be used for paying directly, or reimbursing the Stockholder Representative for, any third party expenses pursuant to the Business Combination Agreement and the agreements ancillary thereto, and (j) unless certain claims are resolved prior to closing (as described below), minus $7,500,000 (the “Indemnification Expense Reserve Amount”), to be held in reserve by the Company for reimbursement of certain potential indemnification expenses that may become payable by Onyx.

The purchase price will be estimated at closing and will be subject to a post-closing reconciliation process. Any unused portion of the Adjustment Reserve Amount following such reconciliation, or any unused portion of the Indemnification Expense Reserve Amount, will be paid to the Onyx common stockholders by issuance of additional shares of Class A common stock in accordance with the terms of the Business Combination Agreement.

Concurrently with the execution of the Business Combination Agreement, the Sponsor, the Company and the Stockholder Representative, entered into a sponsor support agreement (the “Sponsor Support Agreement”). Pursuant to the Sponsor Support Agreement, the Sponsor agreed to, immediately prior to the closing, (i) assign and transfer to the Company for cancellation 3,000,000 shares of Class F common stock (the “Forfeited Shares”) and (ii) assign and transfer to the Company for cancellation 14,587,770 of its private placement warrants to purchase shares of Class A common stock (the “Equity Reduction Warrants”), which excludes 2,912,230 warrants that are currently allocated to and beneficially owned by certain institutional investors of the Sponsor. The Forfeited Shares and the Equity Reduction Warrants are each being forfeited as partial consideration for the Sponsor Deferred Shares (as defined below).

The Sponsor further agreed that (i) if the amount of funds available in the trust fund established by the Company for the benefit of its public stockholders (the “Trust Fund”), after giving effect to the exercise of redemption rights by the redeeming stockholders of the Company, is less than $54,000,000, then immediately prior to the closing of the Business Combination, the Sponsor shall surrender and forfeit up to a maximum of 3,250,000 shares of Class F common stock (the “Equity Reduction Shares”), pursuant to a calculation described in the Sponsor Support Agreement and (ii) that if, and to the extent, that the Company pays its transaction expenses from the Trust Fund in excess of $16,400,000, then the Sponsor shall surrender and forfeit to the Company up to a maximum of 3,250,000 shares of Class F common stock (the “Expense Reduction Shares”), pursuant to a calculation described in the Sponsor Support Agreement. In no event shall the sum of the Expense Reduction Shares and the Equity Reduction Shares exceed 3,250,000 shares of Class F common stock.

The Sponsor will have the ability to earn back up to 50% of the sum of the number of Equity Reduction Shares and the number of Expense Reduction Shares based on the average trading share price of the Company’s Class A common stock over a 730 calendar day period immediately following closing (the “Sponsor Deferred Shares”).

The Business Combination will be accounted for as a reverse merger in accordance with GAAP. Under this method of accounting, the Company will be treated as the “acquired” company for financial reporting purposes. For accounting purposes, Onyx will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Onyx (i.e., a capital transaction involving the issuance of stock by the Company for the stock of Onyx). Accordingly, the assets, liabilities and results of operations of Onyx will become the historical financial statements of the Company, and Legacy’s assets, liabilities and results of operations will be consolidated with Onyx beginning on the acquisition date.

For additional information regarding the terms of the Business Combination, see the definitive information statement filed with the Securities and Exchange Commission on October 30, 2020 including the section entitled “The Business Combination Agreement” in the definitive information statement.

In connection with the Business Combination Agreement, the Company has filed a definitive proxy statement seeking shareholder approval to extend the date by which a business combination is required to be completed from November 20, 2020 to December 31, 2020 (the “Extension Proposal”).

NOTE 2 – SHARE EXCHANGE AGREEMENT FOR BUSINESS COMBINATION AND EXTENSION AMENDMENT

On August 23, 2019, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Blue Valor Limited, a company incorporated in Hong Kong and an indirect, wholly-owned subsidiary of Blue Focus Intelligent Communications Group (“Blue Valor” or the “Seller”), pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, the Company will, among other things, purchase from the Seller all of the outstanding shares of stock of a wholly-owned holding company organized in the Cayman Islands, Blue Impact (Cayman) Limited that, at the closing, will hold the Blue Impact group business, a digital-first, intelligent and integrated global advertising and marketing services company (the “Blue Impact” business). The Share Exchange Agreement was subsequently amended by that First Amendment to Share Exchange Agreement dated as of September 27, 2019, to amend certain provisions relating to the Extension Amendment, and further amended and restated on December 2, 2019, pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, the Seller will transfer all of the equity interests of its wholly-owned subsidiary, Blue Impact Target, in exchange for shares of Legacy. Upon the closing of the Business Combination, the Company will change its name to Blue Impact Inc.

For more information about the transactions contemplated by the Share Exchange Agreement, please see the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 27, 2019 and the Definitive Proxy Statement filed on September 30, 2019.

Pursuant to the Share Exchange Agreement, at the closing, the Seller will receive up to 30 million shares of Class A common stock of the Company, subject to adjustment as set forth below (the “Closing Shares”), and Legacy expects to (a) assume $40 million of net debt related to the Blue Impact business, (b) assume $48 million of deferred acquisition purchase price obligations, and (c) pay $90 million to purchase or redeem certain minority interests of one of the Blue Impact businesses (“Madhouse”).

The Closing Shares will be subject to adjustment following closing based on the extent to which, as of the closing date, (a) the net debt of the Blue Impact business, (b) the deferred acquisition purchase price obligations for the Blue Impact business (excluding Madhouse) and (c) the amount of the purchase price for the minority interests of Madhouse, are each finally determined to be greater or less than the targets for such amounts specified in the Share Exchange Agreement. The determinations as of the closing date of the foregoing amounts will be mutually agreed to by the Seller and a committee of independent directors of the Company with any disagreements being resolved by a nationally recognized independent public accounting firm jointly selected by the Seller and the Company.

Pursuant to an “earn-out” for Madhouse, up to $222 million may be payable after the 2022 audit is complete in the form of an incentive-based earn-out tied to average profit growth of the Madhouse business over the three-year period ending December 31, 2022. The earn-out will be payable at the Company’s option in cash, stock or a combination thereof if Company’s common stock share price at the time of payment is greater than $10 per share. If not, then dependent upon the Company’s then-available cash, the earn-out will be payable in cash or subordinated notes. The Seller has partially and irrevocably assigned a portion of any earn-out payment to fund a long-term incentive plan to be established for the benefit of designated individuals employed or associated with the group company business.

The Company’s Charter and final IPO prospectus dated November 16, 2017, (which was filed with the SEC on November 17, 2017) provided that the Company had until November 21, 2019 to complete a business combination. In order to provide the Company additional time to complete the Business Combination, on October 22, 2019 the Company’s shareholders approved an Extension Amendment (the “Extension Amendment”) in order to extend the deadline to complete the Business Combination from November 21, 2019 to December 21, 2019 and thereafter at the Company’s option or upon the Seller’s request up to five times, initially to January 21, 2020, and thereafter by up to four additional 30-day periods ending on May 20, 2020. The deadline to consummate the Business Combination is currently extended to March 21, 2020. While the purpose of the Extension Amendment is to allow the Company more time to complete the proposed Business Combination, if the Business Combination is terminated the Company may seek to use the Extension to complete an alternative business combination. The Company may continue to withdraw from the Trust Account amounts necessary for taxes, and for working capital of up to $750,000 annually (on a pro rata basis), during the period of the Extension Amendment.

On October 23, 2019, the Company issued a note (the “Seller Note”) for the aggregate principal amount of approximately $979,000, to the Seller (including $100,000 provided to the Company for working capital). Borrowings under the Seller Note will bear interest at a rate equal to the 1-month USD LIBOR interest rate, plus 1.5%. The Seller Note was issued in connection with the approval by the Company’s stockholders of the Extension Amendment. In connection with the Extension Amendment, stockholders elected to redeem 694,820 shares of the Company’s Class A common stock, par value $0.0001 per share, issued in the Company’s initial public offering (the “public shares”), and 29,305,180 public shares remain issued and outstanding following such redemptions. Accordingly, consistent with the Company’s proxy materials relating to the special meeting, on or about October 23, 2019, the Company made a cash contribution to the Trust Account in an amount equal to $0.03 for each public share that was not redeemed in connection with the stockholder approval of the Extension Amendment for the initial extension through December 21, 2019, which equaled an aggregate amount of approximately $979,000 (including $100,000 provided to Company for costs and expenses). On December 17, 2019, in connection with the Company’s extension of the date by which the Company has to consummate a business combination from December 21, 2019, to January 21, 2020, the Company issued an amended and restated note (the “Amended Seller Note”) to the Seller that amended and restated the Seller Note and received the second Seller Loan from the Seller. Borrowings under the Amended Seller Note will continue to bear interest at a rate equal to the 1 month USD LIBOR interest rate, plus 1.5% accruing from the date of the applicable borrowings. Subsequent to December 31, 2019, the Company has extended the date by which it has to consummate a business combination from January 21, 2020 to February 20, 2020, and from February 20, 2020 to March 21, 2020. In connection with each of the first three extensions, the Seller loaned $979,155.40 to the Company under the Amended Seller Note. Additionally, in connection with the fourth and most recent extension, the Seller loaned $879,155.40. As a result, Seller will have loaned to the Company a total aggregate amount of $3,816,621.60.

Under the terms of the Share Exchange Agreement, the Seller agreed to loan (each, a “Seller Loan”) to Legacy the amount of the contributions to be made by Legacy in connection with the initial extension through December 21, 2019, and for each period of the Extension thereafter; provided, however, that the Seller is not be required to make any loan to Legacy with respect to any Extension for the purpose of consummating an initial business combination other than the Business Combination. In addition, the Seller agreed that the Seller Loans may include additional amounts to cover certain costs and expenses that Legacy will reasonably incur in connection with the continuation of operations until the earlier of the consummation of the Business Combination or the Extended Date and the total of all such costs and expenses shall not exceed a total of $300,000 in the aggregate for all Extensions through the Extended Date.

No Seller Loan may exceed $1,000,000 in the aggregate (including loans to fund costs and expenses). The Seller Loans made on or about October 23, 2019, December 21, 2019 and January 21, 2020, each in the principal amount of approximately $979,000 under the Amended Seller Note reflects a loan to fund the Company’s Contributions to the Trust Account of approximately $879,000 plus $100,000 to fund the costs and expenses that the Company reasonably expects incur in connection with the continuation of operations until the earlier of the consummation of the Business Combination or the Extended Date. As of January 21, 2020, Legacy had borrowed in respect of its costs and expenses a total of $300,000 in the aggregate.

The Seller Loans will be forgiven by the Seller if the closing of the Business Combination does not occur and the Trust Account liquidates, except to the extent of any funds that are available to the Company (i) after such liquidation in accordance with the trust agreement, or (ii) from any other source. The amount of the Seller Loans will be repayable by the Company to the Seller upon consummation of the Business Combination.

When the Company elected and/or the Seller requested that the Company extend the date by which the Company has to consummate the Business Combination, the Company has (and will) publicly announce the Company’s decision no later than the close of business on the last day of the then-current extension period. In addition, the Company has (and will) make additional Contributions of $0.03 per outstanding public share for each period of the extension by Legacy at its option and/or at the Seller’s request. The Seller has so far made Contributions of $979,155.40 for each of the first three extensions, and $879,155.40 for the fourth and most recent extension to March 21, 2020, for Contributions of a total aggregate amount of $3,816,621.60. If the Company elects and/or the Seller requests that the Company extend the date for either or both of the two remaining 30-day extension periods, the Seller would make Contributions of approximately $879,000, respectively. If, however, the Seller does not request that we extend beyond March 21, 2020 or any additional 30-day period thereafter and the Company also determines not to extend or our board of directors otherwise determines that the Company will not be able to consummate an initial business combination by the Extended Date and does not wish to have an additional Extension, the Company’s board of directors would wind up our affairs and redeem 100% of the outstanding public shares.